UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [x]; Amendment Number:01
This Amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Products Corporation
Address:  Park Avenue Plaza
          55 East 52 Street
          New York, N.Y. 10055

13F File Number: 028-11927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Gillen
Title:   Finance - SVP
Phone:   913-676-5483
Signature, Place, Date of Signing:

   Timothy Gillen       Overland Park, KS    March 17, 2011

This Form 13F amendment is being filed to reflect the fact that, with respect to certain positions included in the prior Form 13F
Holdings Report filed by this manager for Quarter Ended September 30,
2009, investment discretion over such positions had been delegated to a third party manager and, therefore, the manager filling this Form 13F amendment did not have investment discretion with respect to such positions. This Form 13F amendment includes only those positions over which the manager filing this amendment exercised investment discretion.

Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $25,076
					(in thousands)

List of Other Included Managers:

None

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                                                        FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES OR   SH/ PUT/ INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1000) PRN AMT     PRN CALL DSCRETN    MANAGERS   SOLE   SHARED  NONE
ISHARES TR                       MSCI EAFE IDX     464287465   21,415     391500  SH      Sole               391500    0       0
QWEST                            COM               749121109      209      55000  SH      Sole                55000    0       0
RELIANT ENERGY INC               COM              74971X107       190      26604  SH      Sole                26604    0       0
UNION PAC CORP                   COM               907818108    3,262      55903  SH      Sole                55903    0       0
